Derivative instruments (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Derivative Instruments
As described in Note 1, in the normal course of business, we use various derivative instruments for both trading and ALM purposes. These derivatives limit, modify or give rise to varying degrees and types of risk.

$ millions, as at October 31		2022		2021
	Assets	Liabilities	Assets	Liabilities

Trading (Note 2)	$40,101	$46,278	$34,647	$30,040
ALM ( Note 2) (1)	2,934	6,062	1,265	2,061
	$43,035	$52,340	$35,912	$32,101

(1)	Comprised of derivatives that qualify for hedge accounting under IAS 39 and derivatives used for economic hedges.

Summary of Notional Amounts
T
he following table presents the notional amounts of derivative instruments:

$ millions, as at October 31						2022		2021
	Residual term to contractual maturity
	Less than 1 year	1 to 5 years	Over 5 years	Total notional amounts	Trading	ALM	Trading	ALM

Interest rate derivatives
Over-the-counter

Forward rate agreements	$9,098	$2,228	$–	$11,326	$–	$11,326	$7,149	$5,611
Centrally cleared forward rate agreements	95,241	16,375	–	111,616	111,616	–	100,198	–
Swap contracts	55,981	123,774	88,270	268,025	246,336	21,689	243,655	23,205
Centrally cleared swap contracts	1,964,761	1,772,589	789,361	4,526,711	3,930,263	596,448	2,998,139	460,922
Purchased options	12,219	7,142	1,089	20,450	20,160	290	13,319	344
Written options	10,428	5,757	844	17,029	16,926	103	13,912	261
	2,147,728	1,927,865	879,564	4,955,157	4,325,301	629,856	3,376,372	490,343
Exchange-traded
Futures contracts	86,893	22,622	–	109,515	109,493	22	164,644	–
Purchased options	6	–	–	6	6	–	5,251	–
Written options	1,006	–	–	1,006	1,006	–	10,251	–
	87,905	22,622	–	110,527	110,505	22	180,146	–
Total interest rate derivatives	2,235,633	1,950,487	879,564	5,065,684	4,435,806	629,878	3,556,518	490,343
Foreign exchange derivatives
Over-the-counter
Forward contracts	699,241	26,247	1,589	727,077	719,885	7,192	709,628	6,937
Swap contracts	160,500	254,614	154,073	569,187	497,830	71,357	491,884	52,247
Purchased options	23,800	1,922	13	25,735	25,734	1	19,843	88
Written options	27,484	2,320	–	29,804	29,158	646	21,887	739
	911,025	285,103	155,675	1,351,803	1,272,607	79,196	1,243,242	60,011
Exchange-traded
Futures contracts	42	–	–	42	42	–	6	–
Total foreign exchange derivatives	911,067	285,103	155,675	1,351,845	1,272,649	79,196	1,243,248	60,011
Credit derivatives
Over-the-counter
Credit default swap contracts – protection purchased	1,305	533	376	2,214	2,195	19	2,210	27
Centrally cleared credit default swap contracts – protection purchased	203	633	1,019	1,855	1,801	54	1,524	123
Credit default swap contracts – protection sold	448	458	123	1,029	1,029	–	1,304	–
Centrally cleared credit default swap contracts – protection sold	–	320	378	698	698	–	377	–
Total credit derivatives	1,956	1,944	1,896	5,796	5,723	73	5,415	150
Equity derivatives
Over-the-counter	65,407	54,616	876	120,899	119,327	1,572	83,612	1,831
Exchange-traded	79,954	28,808	724	109,486	109,486	–	93,564	–
Total equity derivatives	145,361	83,424	1,600	230,385	228,813	1,572	177,176	1,831
Precious metal and other commodity derivatives (1)
Over-the-counter	27,969	25,404	564	53,937	53,926	11	48,028	–
Centrally cleared commodity derivatives	50	6	–	56	56	–	119	–
Exchange-traded	24,255	11,813	359	36,427	36,427	–	34,783	–
Total precious metal and other commodity derivatives	52,274	37,223	923	90,420	90,409	11	82,930	–
Total notional amount of which:	$3,346,291	$2,358,181	$1,039,658	$6,744,130	$6,033,400	$710,730	$5,065,287	$552,335
Over-the-counter (2)	3,154,135	2,294,938	1,038,575	6,487,648	5,776,940	710,708	4,756,788	552,335
Exchange-traded	192,156	63,243	1,083	256,482	256,460	22	308,499	–

(1)	Certain prior year information has been revised to conform to current year presentation.
(2)
For OTC derivatives that are not centrally cleared, $
1,695.3 billion (2021:
$1,622.2 billion) are with counterparties that have two-way collateral posting arrangements, $
53.0 billion (2021: $
37.1 billion) are with counterparties that have one-way collateral posting arrangements, and $98.4 billion (
2021
: $88.4 billion) are with counterparties that have no collateral posting arrangements. Counterparties with whom we have more than insignificant OTC derivative portfolios and one-way collateral posting arrangements are either sovereign entities or supra national financial institutions
.

Summary of Credit Exposure Arising from Derivatives

$ millions, as at October 31					2022					2021
	Current replacement cost (1)			Credit equivalent amount (2)	Risk- weighted amount	Current replacement cost (1)			Credit equivalent amount (2)	Risk- weighted amount
	Trading	ALM	Total			Trading	ALM	Total
Interest rate derivatives
Over-the-counter

Forward rate agreements	$–	$–	$–	$7	$2	$–	$4	$4	$35	$31
Swap contracts	939	40	979	2,223	422	2,116	141	2,257	4,182	1,360
Purchased options	21	–	21	35	16	14	2	16	26	14
Written options	–	–	–	7	3	4	–	4	8	4
	960	40	1,000	2,272	443	2,134	147	2,281	4,251	1,409
Exchange-traded	–	–	–	198	7	3	–	3	332	10
	960	40	1,000	2,470	450	2,137	147	2,284	4,583	1,419
Foreign exchange derivatives
Over-the-counter
Forward contracts	1,966	574	2,540	6,293	1,922	943	196	1,139	4,027	1,335
Swap contracts	366	394	760	2,928	721	452	389	841	2,684	751
Purchased options	325	–	325	767	267	144	14	158	156	54
Written options	29	–	29	139	46	40	–	40	50	19
	2,686	968	3,654	10,127	2,956	1,579	599	2,178	6,917	2,159
Credit derivatives
Over-the-counter
Credit default swap contracts
– protection purchased	2	–	2	164	19	3	1	4	105	16
– protection sold	–	–	–	44	11	1	–	1	18	7
	2	–	2	208	30	4	1	5	123	23
Equity derivatives
Over-the-counter	124	51	175	3,788	926	254	79	333	3,910	935
Exchange-traded	10	–	10	2,546	87	1,310	–	1,310	6,298	195
	134	51	185	6,334	1,013	1,564	79	1,643	10,208	1,130
Precious metal and other commodity derivatives (3)
Over-the-counter	3,801	–	3,801	6,051	1,655	4,147	4	4,151	6,374	1,876
Exchange-traded	12	–	12	3,060	122	17	–	17	2,559	102
	3,813	–	3,813	9,111	1,777	4,164	4	4,168	8,933	1,978
RWA related to non-trade exposures to central counterparties					366					306
RWA related to CVA charge					6,696					7,174
Total derivatives	$7,595	$1,059	$8,654	$28,250	$13,288	$9,448	$830	$10,278	$30,764	$14,189

(1)	Current replacement cost reflects the current mark-to-market (MTM) value of derivatives offset by eligible financial collateral, where present.
(2)
Under IMM, expected effective positive exposure (EEPE) is used
, which computes, through simulation, the expected exposures with consideration to the expected movements in underlying risk factor and netting/collateral agreements. The EAD is calculated as EEPE multiplied by the prescribed alpha factor of 1.4. The EAD under SA-CCR is calculated as the sum of replacement cost and potential future exposure, multiplied by the prescribed alpha factor of 1.4.

(3)	Certain prior year information has been revised to conform to current year presentation.

Summary of Detailed Information About Credit Risk
The following table presents the current replacement cost of derivatives by geographic region based on the location of the derivative counterparty:

$ millions, as at October 31				2022				2021
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
Derivative instruments
By counterparty type
Financial institutions	$1,245	$223	$1,151	$2,619	$558	$1,693	$1,130	$3,381
Governments	1,016	–	35	1,051	641	1	17	659
Corporate	1,167	3,247	570	4,984	1,824	3,445	969	6,238
Total derivative instruments	$3,428	$3,470	$1,756	$8,654	$3,023	$5,139	$2,116	$10,278